Expenses by nature - Summary of total expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature
Personnel costs	€ 118,571	€ 134,215	€ 148,932
Raw materials, consumables and finished goods used	64,457	85,674	110,972
Changes in inventories of finished goods and work in progress	11,415	9,763	3,890
Freight and selling expenses	38,037	40,210	50,018
Depreciation and amortization	39,231	45,349	45,794
Professional service fees	31,982	32,534	40,419
Advertising and marketing expenses	17,367	27,861	35,725
Lease expenses	18,108	25,818	27,631
Studies and research expenses	6,859	5,231	6,311
Office expenses	5,227	4,502	5,949
Travel expenses	2,823	3,389	4,383
Net foreign exchange losses/(gains)	13,248	(7,709)	4,610
Taxes and surcharges	2,321	3,325	2,058
Impairment of goodwill and brand	66,730	31,208
Provisions and impairment losses(exclude goodwill and brand)	5,878	3,819	(265)
Fair value changes on warrants	(950)	(2,818)	(4,961)
Other	14,579	16,258	23,691
Total expenses	€ 455,883	€ 458,629	€ 505,157